Share-Based Compensation Plan (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of share-based payment arrangements [Abstract]
Number of share awards outstanding
The number of Share Awards outstanding is detailed below:

(000s)	Number of restricted awards	Number of performance awards	Total number of Share Awards
Balance, December 31, 2021	2,093	7,381	9,474
Granted	68	1,391	1,459
Vested	(1,377)	(3,630)	(5,007)
Forfeited	(22)	(346)	(368)
Balance, December 31, 2022	762	4,796	5,558
Granted	41	2,641	2,682
Assumed on corporate acquisition (1)	10,789	—	10,789
Vested	(9,302)	(3,767)	(13,069)
Forfeited	(11)	(315)	(326)
Balance, December 31, 2023	2,279	3,355	5,634
(1)Following the closing of the transaction, holders of awards outstanding under Ranger's Share Award Plan were entitled to Baytex common shares rather than Ranger common shares with adjustment to the quantity outstanding based on the exchange ratio for Ranger shares. The fair value of share awards allocated to consideration was based on the service period that had occurred prior to the acquisition date (note 4) while the remaining fair value of the share awards assumed by Baytex will be recognized over the remaining future service periods.